Additional disclosure items G.3.2. Tax related risks and uncertain tax position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Uncertain tax positions, remote risk	20.00%
Uncertain tax positions, probable risk	50.00%
Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	$ 47	$ 53
Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	254	313
Joint ventures | Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	2	2
Joint ventures | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 29	$ 38
Bottom of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	21.00%
Top of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	49.00%